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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



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 1.    Name and address of issuer:

       John Hancock Life Insurance Company of New York Separate Account B (Formerly, The Manufacturers Life Insurance Company of New York Separate Account B)
       200 Clarendon Street
       Boston, Massachusetts 02116

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

       Variable Insurance Contracts

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 3.    Investment Company Act File Number:

       811-8329

       Securities Act File Number:

       333-85296*, 333-88972, 333-33504, 333-69987, 333-83023, 333-33351,
       333-100664 and 333-127543.

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 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2005

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 4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c)  [ ] Check box if this is the last time the issuer will be filing this
           Form.

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 5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities
          sold during the fiscal year pursuant
          to section 24 (f):                              $4,572,414

    (ii)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                     $1,444,661

    (iii) Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending
          no earlier than October 11,
          1995 that were not previously
          used to reduce registration
          fees payable to the Commission:      $        0

    (iv)  Total available redemption credits
          [add items 5(ii) and 5(iii)]:                   $1,444,661

    (v)   Net sales -- if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]                                 $3,127,753

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    (vi)   Redemption credits available for
           use in future years -- if Item 5(i)
           is less than Item 5(iv) [subtract
           Item (iv) from Item 5(i)]:          $          0

    (vii)  Multiplier for determining
           registration fee (See Instruction
           C.9):                                              x.00010700

    (viii) Registration fee due [multiply
           Item 5(v) by Item 5(vii)]
           (enter "0" if no fee is due):                    =$    334.67

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 6. Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________.

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 7. Interest due -- if this Form is being filed more than
    90 days after the end of the issuer's fiscal year (see
    Instruction D):                                                  $ 0

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 8. Total of the amount of the registration fees due plus any
    interest due [line 5(viii) plus line 7]:                        =$334.67*

    *The registration fee was paid with the Rule 24f-2 Filing for Securities Act File Number 333-85296. This fee also covers the Rule 24f-2 filing for the fiscal year ended December 31, 2005 for the Securities Act File Number 333-88972, 333-33504, 333-69987, 333-83023, 333-33351,
    333-100664 and 333-127543.

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 9. Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:

    March 22, 2006

        Method of Delivery:

                      [X] Wire Transfer
                      [ ] Mail or other means**

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) By: /s/ JANET WYMAN
                             -------------------------
                             Janet Wyman
                             Accounting Director

Date: March 24, 2006